Earnings Per Share (Tables)	12 Months Ended
Aug. 27, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table reflects the calculation of basic and diluted income per share for the past three fiscal years:

	Year Ended
(In thousands, except per share data)	August 27, 2016	August 29, 2015	August 30, 2014
Income per share - basic
Net income	$45,496	$41,210	$45,053
Weighted average shares outstanding	26,925	26,941	27,430
Net income per share - basic	$1.69	$1.53	$1.64

Income per share - assuming dilution
Net income	$45,496	$41,210	$45,053
Weighted average shares outstanding	26,925	26,941	27,430
Dilutive impact of awards and options outstanding	108	110	115
Weighted average shares and potential dilutive shares outstanding	27,033	27,051	27,545
Net income per share - assuming dilution	$1.68	$1.52	$1.64